Segment Reporting (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	$ 8,460,569	$ 6,891,922
Net revenue	17,757,283	9,378,673	$ 4,239,604
Gross profit (loss)	8,123,078	6,100,468	1,845,697
Oregon [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	4,719,260	3,912,430
Net revenue	8,852,104	5,152,286	3,846,223
Gross profit (loss)	3,039,159	2,325,304	1,723,483
Michigan [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	3,741,309	2,979,492
Net revenue	8,905,179	3,882,332
Gross profit (loss)	5,083,919	3,585,462
Other [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments
Net revenue		344,055	393,381
Gross profit (loss)		$ 189,702	$ 122,214